Revenues - Schedule of detailed information about revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Vanadium sales from contracts with customers	$ 198,280	$ 121,008
Re-measurement of trade receivables / payables	0	(1,021)
Total	$ 198,280	$ 119,987